CONCENTRATION AND RISKS - (Details) - Foreign Currency exchange rate risk - RMB Against US Dollar	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONCENTRATION AND RISKS
Percentage of depreciation in foreign currency exchange rate	2.90%	8.20%
Percentage of appreciation in foreign currency exchange rate			2.30%